State Street Bank and Trust Company

100 Huntington Avenue

CPH-0326

Boston, MA 02116

December 23, 2015

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio Prospectuses and Statement of Additional Information, each dated December 22, 2015, do not differ from those contained in Post-Effective Amendment No. 79, filed electronically on December 22, 2015, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick